Statements of changes in equity - USD ($)	Unitholders' Capital	Retained Earnings (Deficit)	Underwriting Commissions and Issue Expenses	Unit Premiums and Reserves	Total
Balance as (in number of units) at Dec. 31, 2016	146,724,023
Balance as at Dec. 31, 2016	$ 1,575,339,953	$ (620,500,312)	$ (66,364,552)	$ 59,083	$ 888,534,172
Proceeds from issuance of Units (note 7)	$ 18,765,423				18,765,423
Cost of Redemption of Units (note 7) (in number of units)	(25,500)
Cost of Redemption of Units (note 7)	$ (255,000)				(153,122)
Cost of Redemption of Units (note 7)		93,819		8,059
Net income (loss) for the year		50,187,237			50,187,237
Balance as (in number of units) at Dec. 31, 2017	149,618,786
Balance as at Dec. 31, 2017	$ 1,593,850,376	(570,219,256)	(66,607,082)	67,142	957,091,180
Proceeds from issuance of Units (note 7) (in number of units)	2,920,263
Underwriting commissions and issue expenses			(242,530)		(242,530)
Proceeds from issuance of Units (note 7)	$ 13,495,524				13,495,524
Cost of Redemption of Units (note 7) (in number of units)	(1,290,000)
Cost of Redemption of Units (note 7)	$ (12,900,122)				(7,752,501)
Cost of Redemption of Units (note 7)		5,147,621
Net income (loss) for the year		(87,656,984)			(87,656,984)
Balance as (in number of units) at Dec. 31, 2018	150,436,856
Balance as at Dec. 31, 2018	$ 1,594,445,778	$ (652,728,619)	(66,838,702)	$ 67,142	874,945,599
Proceeds from issuance of Units (note 7) (in number of units)	2,108,070
Underwriting commissions and issue expenses			$ (231,620)		$ (231,620)